Stockholders' Equity - Schedule of Assumption Used in Black-Scholes Option Pricing Model (Details)		9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Assumption Used in Black-Scholes Option Pricing Model [Abstract]
Weighted Average Expected Volatility				44.32%
Expected Dividends		0.00%		0.00%
Weighted Average Expected Term (in years)	5 years			5 years
Risk-Free Interest Rate	4.08%			2.14%